DISTRIBUTIONS TO STAPLED UNITHOLDERS (Tables)	12 Months Ended
Dec. 31, 2018
DISTRIBUTIONS TO STAPLED UNITHOLDERS
Schedule of distributions declared

	2018		2017
	Total	Distributions	Total	Distributions
Years ended December 31,	distributions	per unit	distributions	per unit

Monthly distributions paid and payable in cash	$125,131	$2.73	$123,058	$2.61
Special distribution payable in cash	13,710	$0.30	—	—
Special distribution payable in stapled units	41,128	$0.90	—	—
	$179,969		$123,058